Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Significant Unobservable Inputs Used in the Fair Value Measurement

The following table summarizes the significant unobservable inputs used in the fair value measurement of level 3 instruments as of June 30, 2023 and December 31, 2022:

June 30, 2023
Instrument	Valuation Technique	Input	Input Range
Contingently convertible notes payable, including accrued interest	Scenario-based, probability-weighted average analysis	Timing of the scenarios	0.2 years
		Probability - Scenario 1	70.0%
		Risk-free interest rate - Scenario 1	15.0%
		Probability - Scenario 2	30.0%
		Risk-adjusted discount rate - Scenario 2	15.0%

Contingently issuable warrants on contingently convertible notes payable – Scenario 1	Black-Scholes option pricing model	Expected term	2.0 years
		Expected volatility on preferred stock	40.0%
		Expected dividend yield	0.0%
		Risk-free interest rate	3.2%

SAFEs	Scenario-based, probability-weighted average analysis	Timing of the scenarios	0.1 - 1.5 years
		Probability — SAFE Scenario 1	80.0%
		Probability — SAFE Scenario 2	10.0%
		Probability — SAFE Scenario 3	10.0%
		Risk-adjusted discount rate — SAFE Scenarios 1 through 3	15.0%, 15.0%, and 14.7%, respectively

Series B convertible preferred stock	Scenario-based, probability-weighted expected return method	Timing of the scenarios	0.21 years
		Probability — SPAC Scenario	75.0%
		Risk-adjusted discount rate — SPAC Scenario and Non-SPAC Scenario	40%
		Probability — Non-SPAC Scenario	25.0%

December 31, 2022
Instrument	Valuation Technique	Input	Input Range
Contingently convertible notes payable, including accrued interest	Scenario-based, probability-weighted average analysis	Timing of the scenarios	0.5 years
		Probability - Scenario 1	0.0%
		Risk-free interest rate - Scenario 1	13.4%
		Probability - Scenario 2	100.0%
		Risk-adjusted discount rate - Scenario 2	13.4%

Contingently issuable warrants on contingently convertible notes payable – Scenario 1	Black-Scholes option pricing model	Expected term	2.0 years
		Expected volatility on preferred stock	40.0%
		Expected dividend yield	0.0%
		Risk-free interest rate	3.2%

SAFEs	Scenario-based, probability-weighted average analysis	Timing of the scenarios	0.4 - 3 years
		Probability — SAFE Scenario 1	20.0%
		Probability — SAFE Scenario 2	70.0%
		Probability — SAFE Scenario 3	10.0%
		Risk-adjusted discount rate — SAFE Scenarios 1 through 3	13.4%, 13.4%, and 13.1%, respectively

The following table summarizes the significant unobservable inputs used in the fair value measurement of level 3 instruments as of December 31, 2022 and 2021:

December 31, 2022
Instrument	Valuation Technique	Unobservable Input	Input Range
Contingently convertible notes payable, including accrued interest	Scenario-based, probability-weighted average analysis	Timing of the scenarios Probability — Scenario 1 Risk-free rate — Scenario 1 Probability — Scenario 2 Risk-adjusted discount rate — Scenario 2	0.5 years 0.0% 13.4% 100.0% 13.4%
Contingently issuable warrants on contingently convertible notes payable — Scenario 1	Black-Scholes option pricing model	Expected term Expected volatility on preferred stock Expected dividend yield Risk-free interest rate	2.0 years 40.0% 0.0% 3.2%
SAFEs	Scenario-based, probability-weighted average analysis	Timing of the scenarios Probability — SAFE Scenario 1 Probability — SAFE Scenario 2 Probability — SAFE Scenario 3 Risk-adjusted discount rate — SAFE Scenarios 1 through 3	0.4 – 3 years 20.0% 70.0% 10.0% 13.4%, 13.4%, and 13.1%, respectively

December 31, 2021
Instrument	Valuation Technique	Unobservable Input	Input Range
Contingently convertible notes payable, including accrued interest	Scenario-based, probability- weighted average analysis	Timing of the scenarios Probability — Scenario 1 Risk-free rate —Scenario 1 Probability — Scenario 2 Risk-adjusted discount rate — SAFE Scenario 2	0.7 years 80.0% 0.3% 20.0% 11.0%
Contingently issuable warrants on contingently convertible notes payable —Scenario 1	Black-Scholes option pricing model	Expected term Expected volatility on preferred stock Expected dividend yield Risk-free interest rate	2.0 years 40.0% 0.0% 0.3%
Term notes payable, including accrued interest	Discounted future cash flows	Time to maturity Risk-adjusted discount rate	0.2 years 10.7%
SAFEs	Scenario-based, probability- weighted average analysis	Timing of the scenarios Probability — SAFE Scenario 1 Probability — SAFE Scenario 2 Probability — SAFE Scenario 3 Risk-adjusted discount rate —SAFE Scenarios 1 through 3	0.3 – 1.8 years 10.0% 80.0% 10.0% 11.0%, respectively

Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

The following table presents Calidi’s assets and liabilities that are measured at fair value on a recurring basis, inclusive of related party components, as of June 30, 2023 and December 31, 2022 (in thousands):

	June 30, 2023 (unaudited)
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash held in a money market account	$367	$—	$—	$367
Liabilities:
Contingently convertible notes payable, including accrued interest(1)	$—	$—	$1,559	$1,559
Contingently issuable warrants	—	—	70	70
SAFEs	—	—	34,517	34,517
Series B convertible preferred stock	—	—	7,632	7,632
Total liabilities, at fair value	$—	$—	$43,778	$43,778

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash held in a money market account	$218	$—	$—	$218
Liabilities:
Contingently convertible notes payable, including accrued interest(1)	$—	$—	$1,152	$1,152
Contingently issuable warrants	—	—	—	—
SAFEs	—	—	29,190	29,190
Total liabilities, at fair value	$—	$—	$30,342	$30,342

(1)	Elected the fair value option of accounting as discussed in Note 2.

The following table presents Calidi’s assets and liabilities that are measured at fair value on a recurring basis, inclusive of related party components, as of December 31, 2022 and 2021 (in thousands):

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash held in a money market account	$218	$—	$—	$218
Liabilities:
Contingently convertible notes payable, including accrued interest(1)	$—	$—	$1,152	$1,152
SAFEs			29,190	29,190
Total liabilities, at fair value	$—	$—	$30,342	$30,342

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash held in a money market account	$100	$—	$—	$100
Liabilities:
Contingently convertible notes payable, including accrued interest(1)	$—	$—	$1,572	$1,572
Term notes payable, including accrued interest(1)	—	—	505	505
SAFEs	—	—	15,811	15,811
Total liabilities, at fair value	$—	$—	$17,888	$17,888

(1)	Elected the fair value option of accounting as discussed in Note 2.

Schedule of Changes in Fair Value of Level 3 Valued Instruments

The following table presents the changes in fair value of level 3 valued instruments for the six months ended June 30, 2023 (in thousands):

	Contingently convertible notes payable, including accrued interest, at fair value	Term notes payable, including accrued interest, at fair value	SAFEs	Series B convertible preferred stock, at fair value
Balance at January 1, 2023	$1,152	$—	$29,190	$—
Proceeds from issuance	—	—	2,760	5,150
Issuance of SAFE in lieu of cash for advisory services	—	—	166	—
Loss at inception	—	—	—	2,412
Change in fair value	477	—	2,401	70
Balance at June 30, 2023 (Unaudited)	$1,629	$—	$34,517	$7,632

As of January 1, 2023, because the Scenario 2 probability of the contingently convertible notes payable was at 100%, as defined above, the corresponding contingently issuable warrants, accordingly, had no fair value as of that date since under that scenario those warrants would not be issuable.

The following table presents the changes in fair value of level 3 valued instruments for the six months ended June 30, 2022 (in thousands):

	In 000’s
	Contingently convertible notes payable, including accrued interest, at fair value	Term notes payable, including accrued interest, at fair value	SAFEs
Balance at January 1, 2022	$1,572	$505	$15,811
Proceeds from issuance	—	—	4,550
Issuance of SAFE in lieu of cash for advisory services	—	—	75
Extinguishment of term notes payable	—	(516)	—
Change in fair value	14	11	797
Balance at June 30, 2022 (Unaudited)	$1,586	$—	$21,233

The following table presents the changes in fair value of level 3 valued instruments for the year ended December 31, 2022 (in thousands):

	Contingently convertible notes payable, including accrued interest, at fair value	Term notes payable, including accrued interest, at fair value	SAFEs, at fair value
Balance at January 1, 2022	$1,572	$505	$15,811
Proceeds from issuance	—	—	10,650
Issuance of SAFE in lieu of cash for advisory services	—	—	195
Extinguishment of term notes payable	—	(516)	—
Change in fair value, including accrued interest	(420)	11	2,534
Balance at December 31, 2022	$1,152	$—	$29,190

The following table presents the changes in fair value of level 3 valued instruments for the year ended December 31, 2021 (in thousands):

	Contingently convertible notes payable, including accrued interest, at fair value	Term notes payable, including accrued interest, at fair value	SAFEs, at fair value
Balance at January 1, 2021	$9,027	$497	$—
Proceeds from issuance	—	500	7,925
Conversion of CCNP to SAFE	(5,523)	—	5,523
Loss on extinguishment from conversion of CCNP to SAFE	—	—	738
Extinguishment of term notes payable	—	(515)	—
Allocation of proceeds to warrants at issuance(1)	—	(22)	—
Change in fair value, including accrued interest	(1,932)	45	1,625
Balance at December 31, 2021	$1,572	$505	$15,811

(1)	Amount represents the issuance date residual value allocated to the freestanding equity classified warrant in accordance with ASC 815 that is not remeasured subsequent to the issuance date.

First Light Acquisition Group Inc [Member]
Summary of Change in the Fair Value of Derivative Warrant Liabilities

The following table presents information about the Company’s Level 3 measurements for the three and six months ended June 30, 2023 and 2022:

	Forward Purchase Units	Private Placement Warrants	Contingent Interest Liability	Total Level 3 Financial Instruments
Level 3 financial instruments as of December 31, 2022	$326,234	$—	$32,865	$359,099
Change in fair value	554,443	—	101,404	655,847
Level 3 financial instruments as of March 31, 2023	880,677	—	134,269	1,014,946
Change in fair value	1,764,927	—	139,179	1,904,106
Level 3 financial instruments as of June 30, 2023	$2,645,604	$—	$273,448	$2,919,052

	Forward Purchase Units	Private Placement Warrants	Contingent Interest Liability	Total Level 3 Financial Instruments
Level 3 financial instruments as of December 31, 2021	$521,184	$1,718,000	$—	$2,239,184
Change in fair value	122,020	(482,000)	—	(359,980)
Level 3 financial instruments as of March 31, 2022	643,204	1,236,000	—	1,879,204
Change in fair value	(332,983)	(926,000)	—	(1,258,983)
Transfer to Level 2	—	(310,000)	—	(310,000)
Level 3 financial instruments as of June 30, 2022	$310,221	$—	$—	$310,221

	Forward Purchase Units	Publics Warrants	Private Placement Warrants	Contingent Interest Liability	Total Level # Financial Instruments
Level 3 financial instruments at March 24, 2021 (inception)	$—	$—	$—	$—	$—
Initial fair value at issuance	31,000	10,109,000	3,014,000	—	13,154,000
Change in fair value	490,184	(4,357,850)	(1,296,000)	—	(5,163,666)
Transfer of public warrants to Level 1 measurements	—	(5,751,150)	—	—	(5,751,150)
Level 3 financial instruments at December 31, 2021	521,184	—	1,718,000	—	2,239,184
Change in fair value	(194,950)	—	(1,408,000)	—	(1,602,950)
Transfer of private placement warrants to Level 2	—	—	(310,000)	—	(310,000)
Initial fair value of contingent interest liability	—	—	—	32,865	32,865
Level 3 financial instruments at December 31, 2022	$326,234	—	$—	$32,865	$359,099

Summary of Assets and Liabilities That are Measured at Fair Value On a Recurring Basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of June 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	June 30, 2023
	Level 1	Level 2	Level 3
Assets
Marketable securities held in trust account	$43,214,249	$—	$—
Liabilities
Public Warrants	$1,495,000	$—	$—
Private Placement Warrants	$—	$442,000	$—
Forward Purchase Units	$—	$—	$2,645,604
Contingent Interest Liabilities	$—	$—	$273,448

	December 31, 2022
	Level 1	Level 2	Level 3
Assets
Cash and marketable securities held in trust account	$42,453,107	$—	$—
Liabilities
Public Warrants	$575,000	$—	$—
Private Placement Warrants	$—	$170,000	$—
Forward Purchase Units	$—	$—	$326,234
Contingent Interest Liabilities	$—	$—	$32,865

	December 31, 2022
	(Level 1)		(Level 2)		(Level 3)
Assets:
Cash and marketable securities held in trust account		$42,453,107		$—	$—
Liabilities:
Public Warrants		$575,000		$—	$—
Private Placement Warrants		$—		$170,000	$—
Forward Purchase Units	$		$		$326,234
Contingent Interest Liabilities		$—		$—	$32,865

	December 31, 2021
	(Level 1)		(Level 2)		(Level 3)
Assets:
Cash and marketable securities held in trust account		$230,004,784		$—	$—
Liabilities:
Public Warrants		$5,751,150		$—	$—
Private Placement Warrants		$—		$—	$1,718,000
Forward Purchase Units	$		$		$521,184

Schedule of Changes in Fair Value of Financial Instruments

The following table presents the changes in the fair value of financial instruments for the three and six months ended June 30, 2023 and 2022:

	Public Warrants	Private Placement Warrants	Forward Purchase Units	Contingent Interest Liability
Derivative liabilities as of December 31, 2022	$575,000	$170,000	$326,234	$32,865
Change in fair value	(57,500)	(31,000)	554,443	101,404
Derivative liabilities as of March 31, 2023	517,500	139,000	880,677	134,269
Change in fair value	977,500	303,000	1,764,927	139,179
Derivative liabilities as of June 30, 2023	$1,495,000	$442,000	$2,645,604	$273,448

	Public Warrants	Private Placement Warrants	Forward Purchase Units	Contingent Interest Liability
Derivative liabilities as of December 31, 2021	$5,751,150	$1,718,000	$521,184	$—
Change in fair value	(1,612,300)	(482,000)	122,020	—
Derivative liabilities as of March 31, 2022	4,138,850	1,236,000	643,204	—
Change in fair value	(3,103,850)	(926,000)	(332,983)	—
Derivative liabilities as of June 30, 2022	$1,035,000	$310,000	$310,221	$—

The following table presents the changes in the fair value of financial instruments for the twelve months ended December 31, 2022:

	Public Warrants	Private Placement Warrants	Forward Purchase Units	Contingent Interest Liability
Financial instrument liabilities at March 24, 2021 (inception)	$—	$—	$—	$—
Initial fair value at issuance date September 14, 2021	10,109,000	3,014,000	31,000	—
Change in fair value	(4,357,850)	(1,296,000)	490,184	—
Financial instrument liabilities at December 31, 2021	5,751,150	1,718,000	521,184	—
Change in fair value	(5,176,150)	(1,548,000)	(194,950)	—
Initial fair value of contingent interest liability	—	—	—	32,865
Financial instrument Liabilities at December 31, 2022	$575,000	170,000	$326,234	$32,865

Schedule of Significant Unobservable Inputs Used in the Fair Value Measurement

The key inputs into the lattice model and Monte Carlo simulation model formula were as follows at June 30, 2023 and December 31, 2022:

	Private Placement Warrants
	June 30, 2023	December 31, 2022
Ordinary share price	$10.49	$10.17
Exercise price	$11.50	$11.50
Risk-free rate of interest	4.07%	3.94%
Volatility	0.00%	0.00%
Term	5.17	5.50
Warrant to buy one share	$0.13	$0.05
Dividend yield	0.00%	0.00%

The forward purchase agreement is a plain vanilla forward contract with delivery of the Units and payment contingent on the consummation of an acquisition. The value per forward purchase unit is equal to the probability of an acquisition occurring, multiplied by the value of the unit at the initial public offering date, multiplied by (1 – exp(-rt)) where r is the risk-free rate of interest and t is the time to acquisition.

The key inputs into the formula were as follows at June 30, 2023 and December 31, 2022:

	Forward Purchase Liability
	June 30, 2023	December 31, 2022
Input
Probability of an acquisition occurring	80.00%	10.00%
Unit price	$10.49	$10.17
Risk-free rate of interest	5.35%	4.70%
Time to expiration	0.17	0.05

The Company established the fair value of the contingent interest liability on December 31, 2022. The Company utilized a “With and Without” embedded derivative valuation model to calculate the standalone value of the embedded derivative. Key inputs into the model as of June 30, 2023 and December 31, 2022 are as follows:

	Contingent Interest Liability
	June 30, 2023	December 31, 2022
Input
Input	June 30, 2023	December 31, 2022
Inception date	December 1 through December 14, 2022	December 1 through December 14, 2022
Aggregate principal amount	$350,000	$350,000
Contractual interest	100.0	100.0%
Maturity date	Date of successful business combination	Date of successful business combination
Estimated business combination date	September 1, 2023	June 30, 2023
Estimated probability of a business combination	80.0%	10.0%
Estimated market yield	14.5%	13.0%

	Private Placement Warrants
	December 31, 2022	December 31, 2021
Input
Ordinary share price	$10.17	$9.81
Exercise price	$11.50	$11.50

FIRST LIGHT ACQUISITION GROUP, INC.

NOTES TO FINANCIAL STATEMENTS

	Private Placement Warrants
	December 31, 2022	December 31, 2021
Risk-free rate of interest	3.94%	1.32%
Volatility	0.00%	9.88%
Term	5.50	5.69
Warrant to buy one share	$0.05	$0.51
Dividend yield	0.00%	0.00%

The forward purchase agreement is a plain vanilla forward contract with delivery of the Units and payment contingent on the consummation of an acquisition. The value per forward purchase unit is equal to the probability of an acquisition occurring, multiplied by the value of the unit at the initial public offering date, multiplied by (1 – exp(-rt)) where r is the risk-free rate of interest and t is the time to acquisition.

The key inputs into the formula were as follows at December 31, 2022 and 2021:

	Forward Purchase Liability
	December 31, 2022	December 31, 2021
Input
Probability of an acquisition occurring	10.00%	85.00%
Unit price	$10.17	10.10
Risk-free rate of interest	4.70%	0.27%
Time to the acquisition	0.05	0.69

The Company established the fair value of the contingent interest liability on December 31, 2022. The Company utilized a “With and Without” embedded derivative valuation model to calculate the standalone value of the embedded derivative. Key inputs into the model are as follows:

Contingent Interest Liability
December 31,
2022
Input
Valuation date	December 31, 2022
Inception date	December 1 through December 14, 2022
Aggregate principal amount	$350,000
Contractual interest	100.0%
Maturity date	Date of successful business combination
Estimated business combination date	June 30, 2023
Estimated probability of a business combination	10.0%
Estimated market yield	13.0%